Pension Plans and Other Postretirement Benefit Plans - Net Funded Status (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Change in plan assets:
Fair value of plan assets at beginning of period	$ 108,978
Administrative expenses paid	(5)	$ 0	$ (870)
Fair value of plan assets at end of period	102,236	108,978
Pension Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period	135,916	171,897
Service cost	68	120	96
Interest cost	5,874	3,708	3,385
Actuarial loss (gain)	(3,753)	(33,344)
Benefits paid	(7,139)	(6,465)
Plan settlements paid	(97)	0
Other	(144)	0
Benefit obligation at end of period	130,725	135,916	171,897
Change in plan assets:
Fair value of plan assets at beginning of period	108,978	145,651
Actual return on plan assets	1,782	(30,667)
Employer contributions	250	400
Benefits paid	(7,080)	(6,406)
Administrative expenses paid	(1,694)	0
Fair value of plan assets at end of period	102,236	108,978	145,651
Funded status at end of period	(28,489)	(26,938)
Postretirement Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period	2,463	3,218
Service cost	25	32	47
Interest cost	97	42	45
Actuarial loss (gain)	304	(501)
Benefits paid	(372)	(328)
Plan settlements paid	0	0
Other	0	0
Benefit obligation at end of period	2,517	2,463	3,218
Change in plan assets:
Fair value of plan assets at beginning of period	0	0
Actual return on plan assets	0	0
Employer contributions	0	0
Benefits paid	0	0
Administrative expenses paid	0	0
Fair value of plan assets at end of period	0	0	$ 0
Funded status at end of period	$ (2,517)	$ (2,463)